Annual Fund Operating Expenses - SA Invesco Main Street Large Cap Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.74%
Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.77%
Fee Waivers and/or Expense Reimbursements	0.05%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.72%
Class 2
Operating Expenses:
Management Fees	0.74%
Service (12b-1) Fees	0.15%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.92%
Fee Waivers and/or Expense Reimbursements	0.05%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.87%
Class 3
Operating Expenses:
Management Fees	0.74%
Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.02%
Fee Waivers and/or Expense Reimbursements	0.05%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.97%